CONTRACT LIABILITIES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 IDR (Rp)
Current
Contract liabilities - current portion	Rp 6,795	Rp 7,832	$ 477
Non-current
Contract liabilities - non-current portion	1,283	1,007	$ 90
Contract liabilities.				Rp 8,235
Contract liabilities at the beginning period which recognized as revenue in current year	7,832	7,430
Mobile
Current
Contract liabilities - current portion	4,155	5,047
Enterprise
Current
Contract liabilities - current portion	1,161	1,884
Non-current
Contract liabilities - non-current portion	39	68
WIB
Current
Contract liabilities - current portion	1,138	668
Non-current
Contract liabilities - non-current portion	450	344
Consumer
Current
Contract liabilities - current portion	185	112
Non-current
Contract liabilities - non-current portion	787	590
Others.
Current
Contract liabilities - current portion	156	121
Non-current
Contract liabilities - non-current portion	Rp 7	Rp 5